Business Combination (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed	The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Younike and translated the fair value from USD to RMB using the exchange rate on January 1, 2023 at the rate of USD 1.00 to RMB 6.9646.
	Fair value	Fair value
	RMB	USD
Cash	21,936	3,149
Other current assets	4,821,002	692,215
Current liabilities	(4,842,938)	(695,364)
Total consideration	-	-
	Fair value	Fair value
	RMB	USD
Cash	2,035	291
Other current assets	2,213,241	316,539
Current liabilities	(2,215,276)	(316,830)
Total consideration	-	-
	Fair value	Fair value
	RMB	USD
Cash	7,252,052	1,122,073
Other current assets	14,478,000	2,238,141
Plant and equipment	987,482	152,736
Current liabilities	(16,936,210)	(2,619,871)
Net assets of acquirees	5,781,324	893,079
Gain on acquisition	(5,781,318)	(893,078)
Total consideration	6	1
The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Shanghai Guoyu based on valuation performed by an independent valuation firm engaged by the Company and translated the fair value from USD to RMB using the exchange rate on July 1, 2021 at the rate of USD 1.00 to RMB 6.4709.
	Fair value	Fair value
	RMB	USD
Copyright	8,955,000	1,383,888
Goodwill	13,283,750	2,052,844
Deferred tax liabilities	(2,238,750)	(345,972)
Total consideration	20,000,000	3,090,760
The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Tapuyu and translated the fair value from USD to RMB using the exchange rate on November 19, 2021 at the rate of USD 1.00 to RMB 6.3825 and the net purchase price allocation on the date of the acquisition of Pengcheng Keyi and translated the fair value from USD to RMB using the exchange rate on December 7, 2021 at the rate of USD 1.00 to RMB 6.3738.
	Fair value	Fair value
	RMB	USD
Cash	161,638	25,335
Other current assets	1,701,734	266,815
Current liabilities	(1,863,372)	(292,150)
Total consideration	-	-